UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2011
                                                   ------------------

Check here if Amendment [  ]    Amendment Number:  ------------------
This Amendment:         [  ]    is a restatement.
                        [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nexus Investment Management Inc.
Address:  120 Adelaide Street West, Suite 1010
          Toronto, Ontario
          Canada M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place and Date of Signing:

 /s/ R. Denys Calvin         Toronto, Ontario        April 8, 2011
 ----------------------      ----------------        -------------
       Signature                City, State               Date

Report Type

[X]     13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil
                                           -----------
Form 13F Information Table Entry Total:        48
                                           -----------
Form 13F Information Table Value Total:      357,988
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

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                                                                   Shares or
                             Title of                      Value   Principal   SH/  PUT/  Investment   Other    Voting Authority
    Name of Issuer            Class             Cusip    (x$1,000)   Amount    PRN  CALL  Discretion  Managers  Sole Shared None
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APPLE INC                     COM             037833100     6,054     17,370   SH            SOLE                 X
BANK OF AMERICA CORPORATION   COM             060505104       517     38,800   SH            SOLE                 X
BANK MONTREAL QUE             COM             063671101       353      5,450   SH            SOLE                 X
BANK NOVA SCOTIA HALIFAX      COM             064149107    24,489    400,038   SH            SOLE                 X
BCE INC                       COM NEW         05534B760     1,356     37,407   SH            SOLE                 X
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104       745     22,971   SH            SOLE                 X
BROOKFIELD INFRAST PARTNERS
  LP INT                      UNIT            G16252101    12,429    560,995   SH            SOLE                 X
CAE INC                       COM             124765108    10,470    790,000   SH            SOLE                 X
CDN IMPERIAL BK OF MERCE      COM             136069101       385      4,478   SH            SOLE                 X
CANADIAN NATL RY CO           COM             136375102       279      3,700   SH            SOLE                 X
CANADIAN NAT RES LTD          COM             136385101       972     19,700   SH            SOLE                 X
CENOVUS ENERGY INC            COM             15135U109     8,898    225,783   SH            SOLE                 X
CISCO SYS INC                 COM             17275R102     6,810    397,075   SH            SOLE                 X
DANAHER CORP DEL              COM             235851102     1,432     27,600   SH            SOLE                 X
DAVITA INC                    COM             23918K108    10,605    124,025   SH            SOLE                 X
ENBRIDGE INC                  COM             29250N105    20,626    337,338   SH            SOLE                 X
ENCANA CORP                   COM             292505104     8,080    234,183   SH            SOLE                 X
FORD MTR CO DEL               COM PAR $0.01   345370860       746     50,000   SH            SOLE                 X
OBAL TRAFFIC NETWORK INC      COM             37947B103       125     10,000   SH            SOLE                 X
HARBIN ELECTRIC INC           COM             41145W109       420     20,300   SH            SOLE                 X
HEWLETT PACKARD CO            COM             428236103     8,274    201,950   SH            SOLE                 X
IESI BFC LTD                  COM             44951D108    14,404    568,100   SH            SOLE                 X
IMPERIAL OIL LTD              COM NEW         453038408       217      4,250   SH            SOLE                 X
JPMORGAN CHASE & CO           COM             46625H100       443      9,600   SH            SOLE                 X
NEXEN INC                     COM             65334H102       975     39,200   SH            SOLE                 X
PFIZER INC                    COM             717081103    11,239    553,375   SH            SOLE                 X
PIONEER NAT RES CO            COM             723787107       561      5,500   SH            SOLE                 X
INTS INTL LTD                 COM NEW ADDED   730843208     1,400    156,337   SH            SOLE                 X
PRICE T ROWE GROUP INC        COM             74144T108     1,740     26,200   SH            SOLE                 X
RESEARCH IN MOTION LTD        COM             760975102     7,877    139,610   SH            SOLE                 X
ROGERS COMMUNICATIONS INC     CL B            775109200    14,068    387,935   SH            SOLE                 X
ROYAL BK CDA MONTREAL QUE     COM             780087102    25,953    420,417   SH            SOLE                 X
SPDR GOLD TRUST GOLD          SHS             78463V107       234      1,675   SH            SOLE                 X
SUNCOR ENERGY INC NEW         COM             867224107    18,426    411,824   SH            SOLE                 X
TALISMAN ENERGY INC           COM             87425E103    13,772    558,365   SH            SOLE                 X
TECK RESOURCES LTD            CL B            878742204     1,237     23,400   SH            SOLE                 X
TELUS CORP NON-VTG            SHS             87971M202    15,354    316,801   SH            SOLE                 X
SMUCKER J M CO                COM NEW         832696405     9,388    131,500   SH            SOLE                 X
THOMSON REUTERS CORP          COM             884903105    10,402    265,676   SH            SOLE                 X
TIM HORTONS INC               COM             88706M103    10,124    223,750   SH            SOLE                 X
TORONTO DOMINION BK ONT       COM NEW         891160509    31,371    355,323   SH            SOLE                 X
TRANSCANADA CORP              COM             89353D107    13,886    343,285   SH            SOLE                 X
VALEANT PHARMACEUTICALS INTL  COM             91911K102     1,066     21,400   SH            SOLE                 X
WAL MART STORES INC           COM             931142103     8,102    155,650   SH            SOLE                 X
WALTER ENERGY INC             COM             93317Q105    11,184     82,580   SH            SOLE                 X
WELLS FARGO & CO NEW          COM             949746101       853     26,900   SH            SOLE                 X
WESTERN DIGITAL CORP          COM             958102105     9,400    252,080   SH            SOLE                 X
YAMANA GOLD INC               COM             98462Y100       247     20,000   SH            SOLE                 X

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